CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans, including fees	$ 87,591	$ 77,788	$ 57,556
Investment securities:
Taxable	5,688	7,579	13,421
Tax-exempt	9,946	9,435	8,039
Interest-earning balances and other	118	208	66
Total interest income	103,343	95,010	79,082
Interest Expense
Demand deposits	11,719	9,324	5,606
Time deposits	17,836	21,752	23,292
Short-term borrowings	489	587	627
Long-term debt	2,876	3,084	3,342
Total interest expense	32,920	34,747	32,867
Net Interest Income	70,423	60,263	46,215
Provision for loan losses, net	18,214	26,382	15,750
Net interest income after provision for loan losses	52,209	33,881	30,465
Non-Interest Income
Mortgage fees	2,230	1,583	1,108
Service charges	3,190	3,083	2,707
Investment brokerage fees	945	326	249
Earnings on bank-owned life insurance	1,688	986	931
Gain on sale of investment securities available for sale, net	1,202	535	3,610
Gain on acquisitions	7,800	19,261
Other	3,747	3,039	81
Total non-interest income	20,802	28,813	8,686
Non-Interest Expense
Salaries and employee benefits	31,810	25,340	17,499
Occupancy	3,859	3,218	1,913
Furniture and equipment	2,761	2,145	1,475
Data processing and supply	2,291	2,113	1,261
Advertising and business development	1,733	1,994	1,156
Insurance, professional and other services	4,166	4,012	2,452
FDIC insurance assessments	2,433	2,970	2,844
Loan, foreclosure and other real estate owned expenses	14,072	9,054	1,078
Other	4,739	4,326	3,221
Total non-interest expense	67,864	55,172	32,899
Income before income tax benefit	5,147	7,522	6,252
Income tax benefit	(1,783)	(204)	(285)
Net Income	6,930	7,726	6,537
Less preferred stock dividends and discount accretion	2,404	2,196	1,984
Net Income Available to Common Shareholders	$ 4,526	$ 5,530	$ 4,553
Basic earnings per common share	$ 0.45	$ 0.62	$ 0.62
Diluted earnings per common share	$ 0.45	$ 0.61	$ 0.62
Dividends paid per common share	$ 0.20	$ 0.20	$ 0.20